Statements of Changes in Retained Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RETAINED EARNINGS, BEGINNING OF THE PERIOD	$ 14,016	$ 13,930
Net income (loss)	(100)	86
RETAINED EARNINGS, END OF THE PERIOD	$ 13,916	$ 14,016